EMPLOYEE COMPENSATION AND BENEFIT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of employee compensation and benefits expense [Abstract]
Disclosure of detailed information about employee compensation and benefit expenses

For the years ended December 31,	2021	2020
Wages and salaries	$175.8	$176.2
Social security, pension and government-mandated programs(i)	76.0	79.0
Other benefits(ii)	17.0	29.2
Total employee compensation and benefits expenses	$268.8	$284.4
(i)Included in this item are defined contribution pension plan contributions for all full-time qualifying employees of the Company. Contributions by the Company are based on a contribution percentage using the annual salary as the base and are made on a quarterly basis or as otherwise determined by the Company. The assets of the plans are held separately from those of the Company and are managed by independent plan administrators. The total expense recognized in the consolidated statement of operations of $7.3 million (2020: $6.4 million) represents contributions payable to these plans by the Company at rates specified in the rules of the plans. As at December 31, 2021, contributions of $3.1 million due in respect of the 2021 reporting period (2020: $2.6 million) had not been paid over to the plans but were paid subsequent to the end of the year.
(ii)Included in Other benefits are share-based payment transactions. Refer Note 31 for further information.